Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended				4 Months Ended	11 Months Ended	12 Months Ended				12 Months Ended
	Nov. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2010	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Dec. 31, 2011 Own Share Lending Agreement (Member)	Dec. 31, 2010 Own Share Lending Agreement (Member)	Dec. 31, 2009 Own Share Lending Agreement (Member)	Apr. 30, 2010 Own Share Lending Agreement (Member)	Dec. 31, 2011 Expenses Related To Convertible Unsecured Senior Notes (Member)	Dec. 31, 2010 Expenses Related To Convertible Unsecured Senior Notes (Member)	Dec. 31, 2009 Expenses Related To Convertible Unsecured Senior Notes (Member)	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance [Member]	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance [Member]	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option [Member]	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option [Member]
Senior notes interest rate												5.00%
Number of common shares loaned											36,100,000
Nominal lending fee per share											$ 0.01
Outstanding loaned shares, fair value								$ 70,200	$ 198,189
Treasury Stock, Shares, Acquired		1,000,000							1,000,000
Debt Instrument Interest Rate Without Share Lending Agreement											5.50%
Share lending agreement, fair value											14,476
Amortization of share lending agreement notes issuance costs		2,974	2,617	195				2,974	2,617	195
Unamortized discount		192,183	215,956					8,690	11,664			127,887	162,031
Senior notes conversion price								$ 6.9	$ 7.19
Interest and finance costs(Note 19)		151,403	67,825	84,430								69,144	57,681	4,037
Amortization of convertible notes discount		34,144	26,516	1,769								34,144	26,516
Interest on long-term debt		156,088	99,044	94,717								35,000	31,165	2,268
Carrying amount of liability		4,241,835	2,719,692									572,113	537,969
Debt Instrument, Face Amount	460,000				240,000	240,000	460,000								220,000	400,000	20,000	60,000
Proceeds from Issuance of Unsecured Debt						237,202	447,810
Convertible Debt						168,483	341,156
Debt Instrument, Convertible, Carrying Amount of Equity Component						$ 71,517	$ 118,844
Debt Instrument, Convertible, Effective Interest Rate						14.00%	12.00%
Debt Instrument, Convertible, Terms of Conversion Feature	The holders may convert their Notes at any time on or after June 1, 2014 but prior to maturity. However, holders may also convert their Notes prior to June 1, 2014 under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $7.19 per share of common stock or 139.0821 share of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the ten consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of our common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of our common stock are made or specified corporate transactions occur. The Notes are unsecured and pay interest semi-annually at a rate of 5% per annum commencing June 1, 2010.